Adjusted earnings before interest, tax, depreciation and amortisation (Adjusted EBITDA) (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Reconciliation Of Consolidated Adjusted Ebitda [Abstract]
Summary of Reconciliation of Adjusted EBITDA to Profit (Loss)

The following tables show the reconciliation of Adjusted EBITDA to profit/(loss) for the years ended December 31, 2021, 2020 and 2019.

	2021	2020	2019
Profit/(loss) for the year	4,385	(24,906)	(33,680)
Income tax expense	4,389	4,341	2,335
Profit/(loss) before tax	8,774	(20,565)	(31,345)
Adjustments for:
- Addition (subtraction) of net finance income/(costs)	(331)	11,415	9,868
- Addition (subtraction) of share of profit/(loss) equity-method inv.	(3,561)	(1,455)	(1,011)
- Addition of depreciation	20,281	23,258	24,196
- Addition of amortisation	1,090	907	917
- Subtraction of government grants related to PPE	(1,306)	(1,241)	(1,626)
Adjusted EBITDA	24,947	12,319	999